Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,667,741	$ 325,451
Technical and laboratory services revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,667,741	$ 325,451